Redeemable Non-Controlling Interests (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)
Redeemable Non-Controlling Interests [Abstract]
Non investment Fund Partnership				22.8395%	22.8395%
Cash	$ 5,809,074			$ 29,467,667	¥ 200,000,000
Account receivable (in Yuan Renminbi)	$ 13,470,610	¥ 200,000,000	$ 5,167,701
Investment	100.00%	100.00%
Aggregated percentage	65.00%	65.00%